Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Cash Flow Statement Information (Detail) - GBP (£)
£ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	£ (126.4)	£ 72.9	£ 1,693.8
Investing activities
Acquisitions	(75.9)	(95.0)	(298.8)
Proceeds on disposal of investments and subsidiaries	136.7	469.0	849.0
Purchase of property, plant and equipment	(145.9)	(158.0)	(314.8)
Purchase of other intangible assets (including capitalised computer software)	(21.1)	(20.3)	(60.4)
Proceeds on disposal of property, plant and equipment	167.2	14.7	9.5
Net cash inflow/(outflow) from investing activities	61.0	210.4	184.5
Financing activities
Repayment of lease liabilities	(103.8)
Share option proceeds	0.2	0.7	1.2
Cash consideration for non-controlling interests	(9.1)	(79.8)	(109.9)
Share repurchases and buy-backs		(200.8)	(207.1)
Net (decrease)/increase in borrowings	(134.6)	67.0	(440.6)
Financing and share issue costs	(4.4)	(3.1)	(3.8)
Equity dividends paid			(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	(58.5)	(65.8)	(106.2)
Net cash (outflow)/inflow from financing activities	(310.2)	(281.8)	(1,613.8)
Net (decrease)/increase in cash and cash equivalents	(375.6)	1.5	264.5
Translation of cash and cash equivalents	11.7	(78.1)	(61.5)
Cash and cash equivalents at beginning of period	2,201.2	1,998.2	1,998.2
Cash and cash equivalents at end of period	1,837.3	1,921.6	2,201.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	(126.4)	72.9	1,693.8
Investing activities
Acquisitions	(75.9)	(95.0)	(298.8)
Proceeds on disposal of investments and subsidiaries	136.7	469.0	849.0
Purchase of property, plant and equipment	(145.9)	(158.0)	(314.8)
Purchase of other intangible assets (including capitalised computer software)	(21.1)	(20.3)	(60.4)
Proceeds on disposal of property, plant and equipment	167.2	14.7	9.5
Net cash inflow/(outflow) from investing activities	61.0	210.4	184.5
Financing activities
Repayment of lease liabilities	(103.8)
Share option proceeds	0.2	0.7	1.2
Cash consideration for non-controlling interests	(9.1)	(79.8)	(109.9)
Share repurchases and buy-backs		(200.8)	(207.1)
Net (decrease)/increase in borrowings	(134.6)	67.0	(440.6)
Financing and share issue costs	(4.4)	(3.1)	(3.8)
Equity dividends paid			(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	(58.5)	(65.8)	(106.2)
Net cash (outflow)/inflow from financing activities	(310.2)	(281.8)	(1,613.8)
Net (decrease)/increase in cash and cash equivalents	(375.6)	1.5	264.5
Translation of cash and cash equivalents	11.7	(78.1)	(61.5)
Cash and cash equivalents at beginning of period	2,201.2	1,998.2	1,998.2
Cash and cash equivalents at end of period	1,837.3	1,921.6	2,201.2
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	(212.3)	417.4	2,308.8
Financing activities
Share option proceeds	0.2	0.7	1.2
Share repurchases and buy-backs		(104.3)	(104.3)
Equity dividends paid			(747.4)
Net cash (outflow)/inflow from financing activities	0.2	(103.6)	(850.5)
Net (decrease)/increase in cash and cash equivalents	(212.1)	313.8	1,458.3
Translation of cash and cash equivalents	4.6	(0.5)	(4.7)
Cash and cash equivalents at beginning of period	(1,174.1)	(2,627.7)	(2,627.7)
Cash and cash equivalents at end of period	(1,381.6)	(2,314.4)	(1,174.1)
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	102.4	171.2	(271.1)
Investing activities
Purchase of property, plant and equipment	(14.9)	(3.5)	(10.4)
Net cash inflow/(outflow) from investing activities	(14.9)	(3.5)	(10.4)
Financing activities
Repayment of lease liabilities	(4.8)
Cash consideration for non-controlling interests		(0.3)	(0.3)
Net cash (outflow)/inflow from financing activities	(4.8)	(0.3)	(0.3)
Net (decrease)/increase in cash and cash equivalents	82.7	167.4	(281.8)
Translation of cash and cash equivalents	7.2	(21.9)	(51.5)
Cash and cash equivalents at beginning of period	(1,970.1)	(1,636.8)	(1,636.8)
Cash and cash equivalents at end of period	(1,880.2)	(1,491.3)	(1,970.1)
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	386.1	54.1	42.9
Financing activities
Net (decrease)/increase in borrowings	(311.6)	(20.8)	(58.1)
Net cash (outflow)/inflow from financing activities	(311.6)	(20.8)	(58.1)
Net (decrease)/increase in cash and cash equivalents	74.5	33.3	(15.2)
Translation of cash and cash equivalents	(3.7)	(1.3)	(5.4)
Cash and cash equivalents at beginning of period	(48.0)	(27.4)	(27.4)
Cash and cash equivalents at end of period	22.8	4.6	(48.0)
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	(402.6)	(569.8)	(386.8)
Investing activities
Acquisitions	(75.9)	(95.0)	(298.8)
Proceeds on disposal of investments and subsidiaries	136.7	469.0	849.0
Purchase of property, plant and equipment	(131.0)	(154.5)	(304.4)
Purchase of other intangible assets (including capitalised computer software)	(21.1)	(20.3)	(60.4)
Proceeds on disposal of property, plant and equipment	167.2	14.7	9.5
Net cash inflow/(outflow) from investing activities	75.9	213.9	194.9
Financing activities
Repayment of lease liabilities	(99.0)
Cash consideration for non-controlling interests	(9.1)	(79.5)	(109.6)
Share repurchases and buy-backs		(96.5)	(102.8)
Net (decrease)/increase in borrowings	177.0	87.8	(382.5)
Financing and share issue costs	(4.4)	(3.1)	(3.8)
Dividends paid to non-controlling interests in subsidiary undertakings	(58.5)	(65.8)	(106.2)
Net cash (outflow)/inflow from financing activities	6.0	(157.1)	(704.9)
Net (decrease)/increase in cash and cash equivalents	(320.7)	(513.0)	(896.8)
Translation of cash and cash equivalents	3.6	(54.4)	0.1
Cash and cash equivalents at beginning of period	5,393.4	6,290.1	6,290.1
Cash and cash equivalents at end of period	£ 5,076.3	£ 5,722.7	£ 5,393.4